Stock-Based Awards - Summary of Stock Option Activity (Details) - 2018 Stock Option and Incentive Plan - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number of Shares
Number of Shares, Outstanding beginning balance (shares)	7,057,258
Number of Shares, Granted (shares)	2,112,300
Number of Shares, Exercised (shares)	(9,343)
Number of Shares, Forfeited (shares)	(926,885)
Number of Shares, Outstanding ending balance (shares)	8,233,330	7,057,258
Number of Shares, Options exercisable at December 31, 2022 (shares)	5,622,263
Number of Shares, Vested and expected to vest at December 31, 2022 (shares)	8,233,330
Weighted Average Exercise Price
Weighted Average Exercise Price, Outstanding beginning balance (in dollars per share)	$ 6.59
Weighted Average Exercise Price, Granted (in dollars per share)	3.42
Weighted Average Exercise Price, Exercised (in dollars per share)	1.18
Weighted Average Exercise Price, Forfeited (in dollars per share)	6.95
Weighted Average Exercise Price, Outstanding ending balance (in dollars per share)	5.74	$ 6.59
Weighted Average Exercise Price, Options exercisable at December 31, 2022 (in dollars per share)	5.98
Weighted Average Exercise Price, Vested and expected to vest at December 31, 2022 (in dollars per share)	$ 5.74
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted Average Remaining Contractual Term (in years), Outstanding	6 years 8 months 4 days	6 years 11 months 23 days
Weighted Average Remaining Contractual Term (in years), Options exercisable	5 years 9 months
Weighted Average Remaining Contractual Term (in years), Vested and expected to vest	6 years 8 months 4 days
Aggregate Intrinsic Value	$ 159	$ 4,678
Aggregate Intrinsic Value, Options exercisable at December 31, 2022	159
Aggregate Intrinsic Value, Vested and expected to vest at December 31, 2022	$ 159